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Lincoln Life & Annuity Company of New York
120 Madison Street  Suite 1700
Syracuse, NY 13202

May 6, 1999
                                                          VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Office of Insurance Products
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington D.C. 20549


RE: Lincoln Life & Annuity Account L
    File No. 333-10805
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Commissioners:

     On behalf of Lincoln Life & Annuity Company of New York (the "Company") and Lincoln Life & Annuity Variable Annuity Account L (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Prospectus and Statement of Additional ("SAI") being used in connection with certain deferred variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph
(C) of Rule 497 do not differ from the Prospectus and SAI contained in the Post-Effective Amendment No. 5 for the Account filed on April 29, 1999.

If you have any questions, please contact me at (219) 455-4929.


Sincerely,

/s/ Catherine M. Currie, CFP
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    Catherine M. Currie


Copy to: Kim Smith, Sutherland Asbill & Brennan
         Robert Sheppard, LLANY